April 5, 2006


BY EDGAR
--------


Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3561
100 F. Street
Washington, D.C. 20549


Attention:  Filing Desk / Rolaine Bancroft


         RE: RESPONSE LETTER TO SEC COMMENT LETTER DATED APRIL 4, 2006 RELATING TO NEW CENTURY MORTGAGE SECURITIES LLC, REGISTRATION STATEMENT ON FORM S-3,
              FILED JANUARY 20, 2006, FILE NO. 333-131231
              -------------------------------------------


         On behalf of New Century Mortgage Securities LLC (the "Registrant"), we have caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3/A. In addition, we have been advised that payment of the filing fee, in the amount of $107.00 was previously paid to you.

         Enclosed please find the New Century Mortgage Securities LLC's letter in response to the Securities & Exchange Commission's (the "SEC") April 4, 2006 comment letter. Blacklines and clean drafts of each document will be sent via overnight mail to the SEC. The blacklines are marked to show changes from the previous drafts that were submitted to the SEC on March 23, 2006. Please note that all references in the enclosed response letter correspond to page numbers in the blacklines.

         Please let us know if you have any questions or would like to discuss any comments by calling me at 212.912.7691. Our responses to the latest round of questions are as follows:


PROSPECTUS SUPPLEMENT OFFERING CERTIFICATES

GENERAL
-------

         1. Please confirm that you will file unqualified legal and tax opinions at the time of each takedown.

                  WE CONFIRM THAT AN UNQUALIFIED LEGAL AND TAX OPINION WILL BE FILED AT THE TIME OF EACH TAKEDOWN.

         2. When referring to transaction parties, please use the terminology set out in Regulation AB. Please refer to Item 1101(I) of Regulation AB for the definition of issuing entity. For example, we note that while you have used the term "issuing entity" in some places, you still refer to the "trust" on the cover of the prospectus supplements and on the cover of your base prospectus. Please revise throughout the filing as appropriate.

                  PLEASE SEE THE REVISED REFERENCES ON THE COVER AND THROUGHOUT THE SUMMARY OF THE PROSPECTUS SUPPLEMENTS AND THE BASE PROSPECTUS.


BASE PROSPECTUS
---------------

DERIVATIVES, PAGE 64
--------------------

         3. While we note that in your response to prior comment 7 you confirm that any market value swap contemplated by an offering under the prospectus would be limited to use in transactions with an auction "feature," please review your disclosure and confirm that the market value swaps contemplated by this offering are limited to use IN AUCTIONS.

                  PLEASE SEE THE REVISED LANGUAGE ON PAGE 64 OF THE BASE PROSPECTUS. WE CONFIRM THAT MARKET VALUE SWAPS CONTEMPLATED BY THIS OFFERING ARE LIMITED TO USE IN AUCTIONS ONLY.

If you require any additional information, please call the undersigned at 212.912.7691.


                                           Very truly yours,

                                           /s/ Christine Vrettos
                                           ---------------------

                                           Christine Vrettos